Pension and other post-employment benefits - Summary of Information on Plan Assets and Defined Benefit Obligation Per Country (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Other assets	€ 542	€ 609
Other liabilities	(476)	(521)
Funded status (Net defined benefit asset/(liability))	66	88
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Funded status (Net defined benefit asset/(liability))	3,206	3,337	€ 3,141
Defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Funded status (Net defined benefit asset/(liability))	3,140	3,249	€ 2,996
Netherlands [member]
Disclosure of net defined benefit liability (asset) [line items]
Funded status (Net defined benefit asset/(liability))	(160)	(162)
Netherlands [member] | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Funded status (Net defined benefit asset/(liability))	408	414
Netherlands [member] | Defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Funded status (Net defined benefit asset/(liability))	568	576
United States [member]
Disclosure of net defined benefit liability (asset) [line items]
Funded status (Net defined benefit asset/(liability))	(57)	(61)
United States [member] | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Funded status (Net defined benefit asset/(liability))	176	182
United States [member] | Defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Funded status (Net defined benefit asset/(liability))	233	243
United Kingdom [member]
Disclosure of net defined benefit liability (asset) [line items]
Funded status (Net defined benefit asset/(liability))	538	606
United Kingdom [member] | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Funded status (Net defined benefit asset/(liability))	1,864	1,983
United Kingdom [member] | Defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Funded status (Net defined benefit asset/(liability))	1,326	1,377
Belgium [member]
Disclosure of net defined benefit liability (asset) [line items]
Funded status (Net defined benefit asset/(liability))	(75)	(135)
Belgium [member] | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Funded status (Net defined benefit asset/(liability))	597	641
Belgium [member] | Defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Funded status (Net defined benefit asset/(liability))	672	776
Other [member]
Disclosure of net defined benefit liability (asset) [line items]
Funded status (Net defined benefit asset/(liability))	(180)	(160)
Other [member] | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Funded status (Net defined benefit asset/(liability))	161	117
Other [member] | Defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Funded status (Net defined benefit asset/(liability))	€ 341	€ 277